Quarterly Holdings Report
for
Fidelity® Small-Mid Multifactor ETF
April 30, 2024
SFE-NPRT3-0624
1.9892235.105
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.1%
Cogent Communications Group, Inc.	6,147	394,514
GCI Liberty, Inc. Class A (Escrow) (a)	869	0
		394,514
Entertainment - 0.5%
Playtika Holding Corp.	42,365	307,146
TKO Group Holdings, Inc.	6,642	628,798
Warner Music Group Corp. Class A	15,398	508,134
		1,444,078
Interactive Media & Services - 0.6%
CarGurus, Inc. Class A (b)	16,834	378,092
Match Group, Inc. (b)	22,451	691,940
Yelp, Inc. (b)	10,222	411,333
Ziff Davis, Inc. (b)	6,642	332,831
		1,814,196
Media - 1.4%
AMC Networks, Inc. Class A (b)	17,022	180,774
EchoStar Corp. Class A (b)(c)	27,767	443,994
Fox Corp. Class A	29,231	906,453
Liberty Broadband Corp. Class C (b)	10,730	533,603
Nexstar Media Group, Inc. Class A	3,376	540,363
Scholastic Corp.	8,918	317,659
Sirius XM Holdings, Inc. (c)	89,765	263,909
TEGNA, Inc.	28,725	391,809
The New York Times Co. Class A	14,891	640,760
		4,219,324
Wireless Telecommunication Services - 0.2%
Spok Holdings, Inc.	17,767	274,500
U.S. Cellular Corp. (b)	7,145	259,792
		534,292
TOTAL COMMUNICATION SERVICES		8,406,404
CONSUMER DISCRETIONARY - 13.9%
Automobile Components - 1.6%
Autoliv, Inc.	6,566	786,541
BorgWarner, Inc.	20,778	680,895
Dorman Products, Inc. (b)	4,769	417,049
Gentex Corp.	20,833	714,572
LCI Industries	3,743	389,197
Lear Corp.	5,143	647,349
Mobileye Global, Inc. (b)(c)	14,566	401,293
Patrick Industries, Inc.	3,804	397,480
Phinia, Inc.	11,244	438,516
		4,872,892
Automobiles - 0.5%
Harley-Davidson, Inc.	15,060	517,913
Thor Industries, Inc. (c)	5,247	521,657
Winnebago Industries, Inc.	5,603	345,033
		1,384,603
Broadline Retail - 0.3%
Dillard's, Inc. Class A (c)	870	381,051
Ollie's Bargain Outlet Holdings, Inc. (b)	7,004	512,273
		893,324
Diversified Consumer Services - 2.0%
Adtalem Global Education, Inc. (b)	7,964	395,174
Bright Horizons Family Solutions, Inc. (b)	5,884	610,230
Duolingo, Inc. (b)	3,466	782,450
Frontdoor, Inc. (b)	12,487	383,226
Graham Holdings Co.	562	394,170
Grand Canyon Education, Inc. (b)	3,654	475,093
H&R Block, Inc.	13,796	651,585
Laureate Education, Inc. Class A	28,243	409,524
Perdoceo Education Corp.	18,272	334,378
Service Corp. International	12,124	869,412
Strategic Education, Inc.	3,999	459,245
Stride, Inc. (b)	6,573	438,748
		6,203,235
Hotels, Restaurants & Leisure - 1.8%
Boyd Gaming Corp.	7,871	421,177
Choice Hotels International, Inc. (c)	3,568	421,952
Light & Wonder, Inc. Class A (b)	8,284	739,430
Texas Roadhouse, Inc. Class A	5,792	931,238
Travel+Leisure Co.	10,538	458,825
Vail Resorts, Inc.	3,311	627,004
Wendy's Co.	22,836	456,492
Wingstop, Inc.	2,556	983,523
Wyndham Hotels & Resorts, Inc.	7,927	582,714
		5,622,355
Household Durables - 3.5%
Beazer Homes U.S.A., Inc. (b)	9,884	277,049
Cavco Industries, Inc. (b)	1,226	446,521
Century Communities, Inc.	4,446	352,657
Dream Finders Homes, Inc. (b)(c)	9,172	325,606
Ethan Allen Interiors, Inc.	10,257	289,658
Green Brick Partners, Inc. (b)	6,480	350,762
Helen of Troy Ltd. (b)	3,621	335,703
Installed Building Products, Inc.	2,663	627,749
KB Home	8,736	565,743
La-Z-Boy, Inc.	9,989	328,039
Landsea Homes Corp. (b)	21,594	249,411
M/I Homes, Inc. (b)	3,654	424,668
Meritage Homes Corp.	3,803	630,309
Mohawk Industries, Inc. (b)	5,380	620,422
Skyline Champion Corp. (b)	6,764	507,232
Taylor Morrison Home Corp. (b)	11,115	622,551
Tempur Sealy International, Inc.	14,878	744,793
Toll Brothers, Inc.	8,682	1,034,113
TopBuild Corp. (b)	2,479	1,003,177
TRI Pointe Homes, Inc. (b)	13,033	480,266
Worthington Enterprises, Inc.	6,294	359,765
		10,576,194
Leisure Products - 0.7%
Acushnet Holdings Corp.	5,853	356,916
Brunswick Corp.	7,030	566,899
Hasbro, Inc.	12,552	769,438
Vista Outdoor, Inc. (b)	11,998	421,010
		2,114,263
Specialty Retail - 2.5%
Abercrombie & Fitch Co. Class A (b)	5,317	646,122
Academy Sports & Outdoors, Inc.	8,276	482,491
American Eagle Outfitters, Inc.	23,489	569,843
Asbury Automotive Group, Inc. (b)	2,403	505,207
AutoNation, Inc. (b)	3,281	528,733
Dick's Sporting Goods, Inc.	5,166	1,038,056
Group 1 Automotive, Inc.	1,759	517,181
Haverty Furniture Companies, Inc.	8,606	265,065
Lithia Motors, Inc. Class A (sub. vtg.)	2,410	613,056
Murphy U.S.A., Inc.	1,831	757,704
Penske Automotive Group, Inc.	2,823	431,665
The Buckle, Inc.	8,719	326,003
Upbound Group, Inc.	10,485	325,140
Urban Outfitters, Inc. (b)	9,912	386,172
Winmark Corp.	875	314,405
		7,706,843
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	5,485	375,229
G-III Apparel Group Ltd. (b)	10,924	307,511
Kontoor Brands, Inc.	7,236	449,066
Ralph Lauren Corp.	4,031	659,633
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	11,567	764,000
Steven Madden Ltd.	10,144	409,919
		2,965,358
TOTAL CONSUMER DISCRETIONARY		42,339,067
CONSUMER STAPLES - 4.0%
Beverages - 0.9%
Brown-Forman Corp. Class B (non-vtg.)	14,446	691,241
Coca-Cola Consolidated, Inc.	536	442,736
Molson Coors Beverage Co. Class B	14,207	813,493
National Beverage Corp. (b)	6,573	292,499
The Vita Coco Co., Inc. (b)	14,066	340,960
		2,580,929
Consumer Staples Distribution & Retail - 1.0%
Albertsons Companies, Inc.	33,968	692,947
Andersons, Inc.	6,446	354,143
Casey's General Stores, Inc.	2,979	952,029
Ingles Markets, Inc. Class A	3,831	274,874
Sprouts Farmers Market LLC (b)	10,433	688,891
		2,962,884
Food Products - 1.1%
Cal-Maine Foods, Inc.	6,732	372,482
Campbell Soup Co.	16,320	745,987
Hormel Foods Corp.	24,099	856,960
Ingredion, Inc.	5,865	672,070
J&J Snack Foods Corp.	2,412	331,143
John B. Sanfilippo & Son, Inc.	2,857	284,843
		3,263,485
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.)	10,986	389,234
Oil-Dri Corp. of America	4,072	281,986
WD-40 Co.	1,709	386,456
		1,057,676
Personal Care Products - 0.5%
BellRing Brands, Inc. (b)	11,640	642,179
elf Beauty, Inc. (b)	4,586	745,363
MediFast, Inc.	5,065	139,439
		1,526,981
Tobacco - 0.2%
Universal Corp.	5,485	282,094
Vector Group Ltd.	30,329	313,905
		595,999
TOTAL CONSUMER STAPLES		11,987,954
ENERGY - 5.1%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	40,092	1,027,157
Oil, Gas & Consumable Fuels - 4.7%
Ardmore Shipping Corp.	21,284	356,507
California Resources Corp.	10,053	531,402
Chesapeake Energy Corp. (c)	10,206	917,315
Chord Energy Corp.	4,319	764,377
CNX Resources Corp. (b)	24,155	568,126
CONSOL Energy, Inc.	4,770	394,765
CVR Energy, Inc.	10,739	326,251
Dorian LPG Ltd.	9,986	412,622
DT Midstream, Inc.	11,135	692,597
Equitrans Midstream Corp.	53,565	724,734
Gulfport Energy Corp. (b)	3,050	484,066
Hallador Energy Co. (b)	36,551	186,776
HF Sinclair Corp.	14,021	760,639
International Seaways, Inc.	8,041	444,587
Magnolia Oil & Gas Corp. Class A (c)	25,543	640,363
Murphy Oil Corp.	16,191	722,766
Overseas Shipholding Group, Inc.	52,748	320,708
Par Pacific Holdings, Inc. (b)	11,393	350,904
PBF Energy, Inc. Class A	12,171	648,349
Peabody Energy Corp.	17,485	383,621
Rex American Resources Corp. (b)	8,192	453,263
Scorpio Tankers, Inc.	7,147	502,863
Southwestern Energy Co. (b)	109,254	818,312
Teekay Corp. (b)	38,152	279,273
Teekay Tankers Ltd.	6,418	373,977
Texas Pacific Land Corp.	1,677	966,455
Vitesse Energy, Inc. (c)	16,244	360,454
		14,386,072
TOTAL ENERGY		15,413,229
FINANCIALS - 16.2%
Banks - 4.8%
1st Source Corp.	6,391	316,994
Amalgamated Financial Corp.	11,971	293,768
Axos Financial, Inc. (b)	8,066	408,220
Bancorp, Inc., Delaware (b)	9,661	289,250
Bank OZK	12,494	557,857
Business First Bancshares, Inc.	14,153	285,749
Cathay General Bancorp	11,053	380,665
City Holding Co. (c)	3,581	361,753
Columbia Banking Systems, Inc.	26,254	493,838
Community Trust Bancorp, Inc.	7,767	326,292
Customers Bancorp, Inc. (b)	7,056	322,248
East West Bancorp, Inc.	11,896	886,133
First Bancorp, Puerto Rico	26,981	465,422
First Commonwealth Financial Corp.	26,426	348,559
First Financial Corp., Indiana	7,886	287,129
FNB Corp., Pennsylvania	41,753	556,985
Fulton Financial Corp.	27,449	454,281
Hanmi Financial Corp.	18,875	288,788
Independent Bank Corp.	12,450	308,885
International Bancshares Corp.	8,304	462,118
Metropolitan Bank Holding Corp. (b)	6,904	274,089
Midland States Bancorp, Inc.	12,224	267,706
New York Community Bancorp, Inc.	88,755	235,201
OFG Bancorp	10,401	375,580
Old Second Bancorp, Inc.	23,275	318,868
Pathward Financial, Inc.	7,082	356,720
Peoples Bancorp, Inc.	11,699	339,739
Popular, Inc.	7,319	622,042
Preferred Bank, Los Angeles (c)	4,803	363,539
QCR Holdings, Inc.	5,895	323,989
UMB Financial Corp.	5,833	464,657
Valley National Bancorp	54,895	384,814
Webster Financial Corp.	15,628	684,975
Westamerica Bancorp.	7,570	352,384
Wintrust Financial Corp.	6,464	624,681
Zions Bancorporation NA	15,487	631,560
		14,715,478
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	3,756	586,312
Artisan Partners Asset Management, Inc.	10,251	419,573
Evercore, Inc. Class A	3,561	646,322
GQG Partners, Inc. CDI	275,073	409,842
Hamilton Lane, Inc. Class A	4,458	498,048
Houlihan Lokey	5,179	660,271
Interactive Brokers Group, Inc.	9,058	1,042,757
Morningstar, Inc.	2,462	695,884
SEI Investments Co.	9,759	643,606
Stifel Financial Corp.	9,570	764,834
StoneX Group, Inc. (b)	5,743	416,942
Tradeweb Markets, Inc. Class A	9,361	952,107
Victory Capital Holdings, Inc.	10,330	525,384
Virtu Financial, Inc. Class A	21,914	475,534
		8,737,416
Consumer Finance - 1.3%
Ally Financial, Inc.	22,766	873,076
Bread Financial Holdings, Inc.	10,568	390,065
Credit Acceptance Corp. (b)	834	428,442
Enova International, Inc. (b)	6,806	411,967
FirstCash Holdings, Inc.	4,409	498,129
Navient Corp.	21,747	326,640
OneMain Holdings, Inc.	12,546	653,772
World Acceptance Corp. (b)	2,283	314,072
		3,896,163
Financial Services - 2.5%
Cass Information Systems, Inc.	7,323	316,280
Corebridge Financial, Inc.	25,497	677,200
Enact Holdings, Inc.	11,720	348,436
Essent Group Ltd.	11,083	587,067
EVERTEC, Inc.	10,552	396,017
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	2,033	378,402
Jack Henry & Associates, Inc.	5,739	933,678
Jackson Financial, Inc.	9,633	658,127
MGIC Investment Corp.	29,634	600,978
Mr. Cooper Group, Inc. (b)	7,901	609,957
NMI Holdings, Inc. (b)	13,409	413,802
Radian Group, Inc.	18,136	541,722
The Western Union Co.	42,380	569,587
Voya Financial, Inc.	9,694	660,743
		7,691,996
Insurance - 4.5%
American Equity Investment Life Holding Co.	8,666	486,249
American Financial Group, Inc.	5,994	765,734
Assurant, Inc.	4,575	797,880
Axis Capital Holdings Ltd.	9,220	565,463
CNO Financial Group, Inc.	16,807	442,528
Enstar Group Ltd. (b)	1,785	518,310
Erie Indemnity Co. Class A	2,205	843,765
Genworth Financial, Inc. Class A (b)	70,589	418,593
Globe Life, Inc.	7,110	541,569
Goosehead Insurance (b)	4,979	283,355
Kinsale Capital Group, Inc.	1,943	705,795
National Western Life Group, Inc.	726	354,883
Old Republic International Corp.	24,601	734,586
Palomar Holdings, Inc. (b)	6,167	485,158
Primerica, Inc.	3,160	669,478
Reinsurance Group of America, Inc.	5,295	990,112
RenaissanceRe Holdings Ltd.	4,187	918,000
RLI Corp.	4,310	609,219
Ryan Specialty Group Holdings, Inc.	12,214	602,639
Selective Insurance Group, Inc.	6,273	637,650
Skyward Specialty Insurance Group, Inc. (b)	11,222	391,872
Unum Group	16,186	820,630
		13,583,468
Mortgage Real Estate Investment Trusts - 0.2%
Blackstone Mortgage Trust, Inc. (c)	24,505	432,268
KKR Real Estate Finance Trust, Inc.	26,430	248,706
		680,974
TOTAL FINANCIALS		49,305,495
HEALTH CARE - 12.9%
Biotechnology - 3.7%
ACADIA Pharmaceuticals, Inc. (b)	17,500	292,425
ADMA Biologics, Inc. (b)	64,990	423,735
Alkermes PLC (b)	19,710	483,683
Arcellx, Inc. (b)	6,175	308,874
Ardelyx, Inc. (b)	43,454	278,106
Blueprint Medicines Corp. (b)	6,894	629,698
Catalyst Pharmaceutical Partners, Inc. (b)	25,585	385,054
Disc Medicine, Inc. (b)	4,824	134,300
Exact Sciences Corp. (b)	14,450	857,608
Exelixis, Inc. (b)	30,232	709,243
Halozyme Therapeutics, Inc. (b)	15,608	594,665
Ideaya Biosciences, Inc. (b)	9,903	402,557
Incyte Corp. (b)	15,124	787,204
Ionis Pharmaceuticals, Inc. (b)	13,458	555,277
Ironwood Pharmaceuticals, Inc. Class A (b)	26,853	208,111
Kiniksa Pharmaceuticals Ltd. (b)	17,274	323,369
Repligen Corp. (b)	4,340	712,628
United Therapeutics Corp. (b)	3,910	916,230
Vaxcyte, Inc. (b)	8,508	515,159
Vericel Corp. (b)	9,087	416,821
Viking Therapeutics, Inc. (b)	17,284	1,375,447
		11,310,194
Health Care Equipment & Supplies - 2.6%
Axonics, Inc. (b)	7,011	466,722
Dentsply Sirona, Inc.	19,794	594,018
Globus Medical, Inc. (b)	11,822	588,617
Haemonetics Corp. (b)	6,410	589,400
Integer Holdings Corp. (b)	4,569	510,037
Integra LifeSciences Holdings Corp. (b)	10,684	311,652
IRadimed Corp.	7,004	284,432
Lantheus Holdings, Inc. (b)	9,097	605,314
LeMaitre Vascular, Inc.	5,902	382,450
LivaNova PLC (b)	8,651	482,293
Merit Medical Systems, Inc. (b)	6,748	500,027
Neogen Corp. (b)	29,153	359,456
Omnicell, Inc. (b)	11,203	300,352
OraSure Technologies, Inc. (b)	41,426	219,144
QuidelOrtho Corp. (b)	6,819	276,510
Semler Scientific, Inc. (b)	6,495	165,817
Teleflex, Inc.	3,737	780,099
UFP Technologies, Inc. (b)	1,982	408,173
		7,824,513
Health Care Providers & Services - 3.3%
Addus HomeCare Corp. (b)	4,089	393,157
Amedisys, Inc. (b)	4,879	449,112
AMN Healthcare Services, Inc. (b)	5,785	346,984
Astrana Health, Inc. (b)	10,212	379,376
Chemed Corp.	1,306	741,808
Corvel Corp. (b)	1,653	394,819
Cross Country Healthcare, Inc. (b)	14,699	258,702
DaVita, Inc. (b)	5,495	763,860
Encompass Health Corp.	9,409	784,522
HealthEquity, Inc. (b)	8,475	668,762
Henry Schein, Inc. (b)	10,964	759,586
National Healthcare Corp.	3,808	346,033
National Research Corp. Class A	8,098	277,357
Option Care Health, Inc. (b)	18,712	559,302
PetIQ, Inc. Class A (b)	16,912	276,004
Premier, Inc.	19,439	405,886
Progyny, Inc. (b)	11,913	381,931
The Ensign Group, Inc.	5,572	659,502
U.S. Physical Therapy, Inc.	3,818	387,565
Universal Health Services, Inc. Class B	5,091	867,659
		10,101,927
Health Care Technology - 0.4%
Doximity, Inc. (b)	16,820	408,558
HealthStream, Inc.	11,835	304,988
Simulations Plus, Inc.	8,260	374,591
		1,088,137
Life Sciences Tools & Services - 1.2%
Bio-Techne Corp.	12,892	814,903
Bruker Corp.	9,047	705,756
Charles River Laboratories International, Inc. (b)	4,149	950,121
Medpace Holdings, Inc. (b)	2,258	876,894
OmniAb, Inc. (b)	52,706	234,015
Quanterix Corp. (b)	14,007	225,793
		3,807,482
Pharmaceuticals - 1.7%
Amneal Intermediate, Inc. (b)	57,143	345,715
Amphastar Pharmaceuticals, Inc. (b)	7,306	301,373
ANI Pharmaceuticals, Inc. (b)	5,826	384,516
Collegium Pharmaceutical, Inc. (b)	10,227	377,683
Corcept Therapeutics, Inc. (b)	18,025	420,343
Elanco Animal Health, Inc. (b)	46,532	612,361
Innoviva, Inc. (b)	20,534	310,269
Jazz Pharmaceuticals PLC (b)	5,775	639,581
Prestige Brands Holdings, Inc. (b)	7,283	522,628
Royalty Pharma PLC	30,998	858,645
Supernus Pharmaceuticals, Inc. (b)	13,065	393,257
		5,166,371
TOTAL HEALTH CARE		39,298,624
INDUSTRIALS - 18.4%
Aerospace & Defense - 1.2%
BWX Technologies, Inc.	7,895	756,104
Curtiss-Wright Corp.	3,196	809,930
Huntington Ingalls Industries, Inc.	3,104	859,591
Moog, Inc. Class A	3,273	520,636
Woodward, Inc.	5,063	822,029
		3,768,290
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	9,647	684,937
Hub Group, Inc. Class A	8,735	351,322
		1,036,259
Building Products - 3.0%
A.O. Smith Corp.	9,752	807,856
AAON, Inc.	7,004	659,006
Advanced Drain Systems, Inc.	5,590	877,630
Allegion PLC	6,729	817,977
American Woodmark Corp. (b)	3,414	314,361
Armstrong World Industries, Inc.	4,794	550,735
AZZ, Inc.	5,070	363,164
CSW Industrials, Inc.	1,953	464,072
Fortune Brands Innovations, Inc.	9,895	723,325
Gibraltar Industries, Inc. (b)	4,488	320,712
Janus International Group, Inc. (b)	21,416	308,605
MasterBrand, Inc. (b)	23,662	394,446
Simpson Manufacturing Co. Ltd.	3,653	635,220
Trex Co., Inc. (b)	8,793	778,620
UFP Industries, Inc.	5,488	618,498
Zurn Elkay Water Solutions Cor	15,614	488,406
		9,122,633
Commercial Services & Supplies - 1.9%
Brady Corp. Class A	6,397	377,423
Clean Harbors, Inc. (b)	4,184	792,659
CoreCivic, Inc. (b)	22,448	334,475
Ennis, Inc.	13,117	261,028
HNI Corp.	8,403	352,506
MSA Safety, Inc.	3,474	626,710
RB Global, Inc.	13,783	986,587
Steelcase, Inc. Class A	23,620	284,149
Tetra Tech, Inc.	4,401	856,963
The Brink's Co.	5,404	472,634
The GEO Group, Inc. (b)	27,361	406,584
		5,751,718
Construction & Engineering - 1.6%
Arcosa, Inc.	5,609	426,396
Argan, Inc.	5,821	350,773
Comfort Systems U.S.A., Inc.	3,036	939,369
Construction Partners, Inc. Class A (b)	7,425	383,427
EMCOR Group, Inc.	3,625	1,294,741
IES Holdings, Inc. (b)	3,234	436,978
MYR Group, Inc. (b)	2,520	418,950
Sterling Construction Co., Inc. (b)	4,734	480,974
		4,731,608
Electrical Equipment - 1.3%
Acuity Brands, Inc.	2,711	673,141
Atkore, Inc.	3,687	646,331
Encore Wire Corp.	1,901	531,063
EnerSys	4,686	423,849
nVent Electric PLC	13,008	937,487
Powell Industries, Inc.	2,549	364,507
Preformed Line Products Co.	1,995	241,455
		3,817,833
Ground Transportation - 0.8%
ArcBest Corp.	3,256	361,123
Knight-Swift Transportation Holdings, Inc. Class A	12,961	599,187
Landstar System, Inc.	3,229	563,170
XPO, Inc. (b)	9,132	981,325
		2,504,805
Machinery - 4.0%
AGCO Corp.	5,362	612,287
Alamo Group, Inc. (c)	1,660	322,671
Allison Transmission Holdings, Inc.	8,806	647,681
Crane Co.	4,580	641,246
Donaldson Co., Inc.	10,222	738,028
ESAB Corp.	5,852	619,610
ESCO Technologies, Inc.	3,708	376,177
Federal Signal Corp.	6,389	519,426
Flowserve Corp.	12,981	612,184
Franklin Electric Co., Inc.	4,663	448,907
Gorman-Rupp Co.	8,384	278,097
ITT, Inc.	6,471	836,959
Kadant, Inc.	1,455	398,364
Miller Industries, Inc.	6,412	312,329
Mueller Industries, Inc.	11,047	616,644
Oshkosh Corp.	5,728	643,083
RBC Bearings, Inc. (b)	2,475	605,261
SPX Technologies, Inc. (b)	4,816	586,637
Standex International Corp.	2,233	386,041
Tennant Co.	3,486	406,049
Terex Corp.	7,485	419,534
Toro Co. (c)	8,278	725,070
Watts Water Technologies, Inc. Class A	2,689	533,659
		12,285,944
Marine Transportation - 0.1%
Matson, Inc.	4,088	440,605
Passenger Airlines - 0.2%
SkyWest, Inc. (b)	6,641	484,992
Professional Services - 2.7%
ASGN, Inc. (b)	5,147	496,428
CACI International, Inc. Class A (b)	1,927	775,097
CBIZ, Inc. (b)	6,480	461,246
FTI Consulting, Inc. (b)	3,206	685,539
Huron Consulting Group, Inc. (b)	3,276	305,454
ICF International, Inc.	2,641	381,070
Insperity, Inc.	4,051	416,969
KBR, Inc.	11,940	775,384
Kelly Services, Inc. Class A (non-vtg.)	13,142	301,477
Kforce, Inc.	4,506	278,291
Maximus, Inc.	6,252	501,911
Parsons Corp. (b)	5,893	462,659
RCM Technologies, Inc. (b)	8,884	168,352
Robert Half, Inc.	8,833	610,714
Science Applications International Corp.	4,768	613,642
TriNet Group, Inc.	3,804	381,807
Verra Mobility Corp. (b)	18,933	446,440
		8,062,480
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	3,469	635,694
Boise Cascade Co.	3,902	516,118
Core & Main, Inc. (b)	14,951	844,283
Global Industrial Co.	6,161	237,260
GMS, Inc. (b)	5,061	468,244
McGrath RentCorp.	3,225	343,979
MSC Industrial Direct Co., Inc. Class A (c)	4,898	446,894
Rush Enterprises, Inc. Class A	8,516	374,023
		3,866,495
TOTAL INDUSTRIALS		55,873,662
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 0.5%
F5, Inc. (b)	4,543	751,003
Juniper Networks, Inc.	23,823	829,517
		1,580,520
Electronic Equipment, Instruments & Components - 2.5%
Arrow Electronics, Inc. (b)	5,014	640,137
Avnet, Inc.	10,050	491,144
Badger Meter, Inc.	3,179	581,503
Bel Fuse, Inc. Class B (non-vtg.)	3,829	224,839
Belden, Inc.	5,312	431,706
Daktronics, Inc. (b)	31,218	295,010
ePlus, Inc. (b)	4,410	339,041
Fabrinet (b)	3,037	525,614
Insight Enterprises, Inc. (b)	2,744	500,972
Littelfuse, Inc.	2,325	536,238
OSI Systems, Inc. (b)	2,603	342,138
PC Connection, Inc.	4,132	256,060
Plexus Corp. (b)	3,843	388,181
Sanmina Corp. (b)	6,951	421,717
TD SYNNEX Corp.	5,430	639,871
Vishay Intertechnology, Inc.	17,190	397,777
Vontier Corp.	14,914	605,956
		7,617,904
IT Services - 0.6%
Amdocs Ltd.	9,006	756,414
DXC Technology Co. (b)	21,124	411,707
Hackett Group, Inc.	11,211	243,167
Kyndryl Holdings, Inc. (b)	23,602	464,015
		1,875,303
Semiconductors & Semiconductor Equipment - 1.7%
Amkor Technology, Inc.	12,724	411,621
Axcelis Technologies, Inc. (b)	3,551	367,600
Cirrus Logic, Inc. (b)	5,905	523,006
Diodes, Inc. (b)	5,860	427,839
FormFactor, Inc. (b)	10,066	448,843
Onto Innovation, Inc. (b)	4,107	761,807
Photronics, Inc. (b)	10,897	298,687
Qorvo, Inc. (b)	7,507	877,118
Rambus, Inc. (b)	9,256	507,414
Universal Display Corp.	3,736	590,213
		5,214,148
Software - 5.8%
ACI Worldwide, Inc. (b)	13,627	464,681
Alarm.com Holdings, Inc. (b)	6,460	429,590
Altair Engineering, Inc. Class A (b)	5,663	455,588
AppFolio, Inc. (b)	2,123	481,454
AppLovin Corp. (b)	12,701	896,310
Aspen Technology, Inc. (b)	2,707	532,927
Bentley Systems, Inc. Class B	17,155	901,152
Blackbaud, Inc. (b)	5,126	399,418
BlackLine, Inc. (b)	6,528	378,950
Box, Inc. Class A (b)	16,538	430,319
CCC Intelligent Solutions Holdings, Inc. Class A (b)	34,139	383,040
Clearwater Analytics Holdings, Inc. (b)	18,879	297,911
CommVault Systems, Inc. (b)	4,827	494,623
DocuSign, Inc. (b)	15,117	855,622
Dolby Laboratories, Inc. Class A	5,909	458,893
DoubleVerify Holdings, Inc. (b)	13,236	387,815
Dropbox, Inc. Class A (b)	21,267	492,544
Elastic NV (b)	6,384	652,572
Five9, Inc. (b)	6,991	402,472
Freshworks, Inc. (b)	19,209	342,881
Guidewire Software, Inc. (b)	6,543	722,347
Informatica, Inc. (b)	9,483	293,689
InterDigital, Inc.	3,594	354,836
Liveramp Holdings, Inc. (b)	9,253	297,114
Mitek Systems, Inc. (b)	20,030	252,979
nCino, Inc. (b)	10,678	311,370
Procore Technologies, Inc. (b)	8,071	552,218
Progress Software Corp.	6,319	314,813
Qualys, Inc. (b)	3,238	530,741
Samsara, Inc. (b)	16,138	563,700
Smartsheet, Inc. (b)	12,492	472,572
SolarWinds, Inc.	21,204	233,668
SPS Commerce, Inc. (b)	3,281	570,467
Tenable Holdings, Inc. (b)	11,228	504,923
Teradata Corp. (b)	10,146	376,417
UiPath, Inc. Class A (b)	32,413	614,875
Varonis Systems, Inc. (b)	11,044	483,175
		17,588,666
Technology Hardware, Storage & Peripherals - 0.4%
Pure Storage, Inc. Class A (b)	21,834	1,100,434
TOTAL INFORMATION TECHNOLOGY		34,976,975
MATERIALS - 5.7%
Chemicals - 1.9%
Axalta Coating Systems Ltd. (b)	18,513	582,049
Balchem Corp.	3,284	464,292
Eastman Chemical Co.	9,063	855,910
Element Solutions, Inc.	21,700	501,921
H.B. Fuller Co.	5,742	428,985
Hawkins, Inc.	4,497	340,738
Innospec, Inc.	3,210	385,200
Minerals Technologies, Inc.	4,984	363,284
NewMarket Corp.	739	389,394
Orion SA	12,474	295,135
The Mosaic Co.	24,950	783,181
Westlake Corp.	3,264	480,983
		5,871,072
Construction Materials - 0.5%
Eagle Materials, Inc.	2,838	711,515
Summit Materials, Inc. (b)	12,300	478,470
United States Lime & Minerals, Inc.	966	299,460
		1,489,445
Containers & Packaging - 1.8%
Aptargroup, Inc.	5,292	764,059
Berry Global Group, Inc.	9,754	552,467
Crown Holdings, Inc.	9,056	743,226
Graphic Packaging Holding Co.	25,266	653,126
Greif, Inc. Class A	4,817	295,186
International Paper Co.	25,252	882,305
Sonoco Products Co.	9,103	510,223
WestRock Co.	19,615	940,735
		5,341,327
Metals & Mining - 1.3%
Alpha Metallurgical Resources	1,174	384,039
Arch Resources, Inc.	2,215	351,698
Commercial Metals Co.	10,583	568,730
Materion Corp.	2,909	334,360
Royal Gold, Inc.	5,451	654,829
SunCoke Energy, Inc.	24,584	253,461
United States Steel Corp.	16,945	618,493
Warrior Metropolitan Coal, Inc.	6,162	421,173
Worthington Steel, Inc.	8,589	264,455
		3,851,238
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (b)	7,312	329,332
Sylvamo Corp.	6,486	405,375
		734,707
TOTAL MATERIALS		17,287,789
REAL ESTATE - 6.6%
Equity Real Estate Investment Trusts (REITs) - 6.2%
American Homes 4 Rent Class A	25,154	900,513
Apartment Income (REIT) Corp.	15,763	604,984
Boston Properties, Inc.	11,900	736,491
Brandywine Realty Trust (SBI)	67,104	304,652
Brixmor Property Group, Inc.	28,608	632,237
Broadstone Net Lease, Inc.	26,741	389,349
CareTrust (REIT), Inc.	18,912	467,505
COPT Defense Properties (SBI)	17,609	422,088
Cousins Properties, Inc.	19,926	457,102
CubeSmart	18,522	749,030
Douglas Emmett, Inc.	28,393	389,268
Easterly Government Properties, Inc.	27,098	316,776
EastGroup Properties, Inc.	4,025	625,324
EPR Properties	10,326	419,132
Equity Commonwealth (b)	20,094	376,160
Essential Properties Realty Trust, Inc.	19,466	512,734
Federal Realty Investment Trust (SBI)	6,743	702,418
First Industrial Realty Trust, Inc.	12,226	555,305
Highwoods Properties, Inc. (SBI)	17,059	446,946
Kilroy Realty Corp.	13,215	446,667
Kite Realty Group Trust	24,428	532,530
Lamar Advertising Co. Class A	7,319	847,906
LTC Properties, Inc.	10,966	362,975
Medical Properties Trust, Inc. (c)	109,026	501,520
National Health Investors, Inc.	7,256	457,563
Net Lease Office Properties	10,792	246,705
NNN (REIT), Inc.	16,654	674,987
Omega Healthcare Investors, Inc.	22,328	678,994
Orion Office (REIT), Inc.	51,803	161,625
Piedmont Office Realty Trust, Inc. Class A	44,251	304,889
Regency Centers Corp.	13,461	797,160
STAG Industrial, Inc.	17,276	594,122
Tanger, Inc.	15,469	438,546
Terreno Realty Corp.	8,977	487,900
UDR, Inc.	23,939	911,597
Vornado Realty Trust	18,231	474,553
		18,928,253
Real Estate Management & Development - 0.4%
Forestar Group, Inc. (b)	8,809	272,991
Jones Lang LaSalle, Inc. (b)	4,034	728,944
The RMR Group, Inc.	10,245	243,011
		1,244,946
TOTAL REAL ESTATE		20,173,199
UTILITIES - 2.8%
Electric Utilities - 1.7%
Allete, Inc.	7,382	437,162
Evergy, Inc.	17,541	920,025
Genie Energy Ltd. Class B	14,130	216,048
Hawaiian Electric Industries, Inc.	24,656	242,862
IDACORP, Inc.	5,469	518,352
MGE Energy, Inc. (c)	5,810	455,039
OGE Energy Corp.	18,536	642,272
Otter Tail Corp.	4,991	426,032
Pinnacle West Capital Corp.	9,831	724,053
Portland General Electric Co.	11,568	500,085
		5,081,930
Gas Utilities - 0.3%
National Fuel Gas Co.	10,402	552,346
ONE Gas, Inc. (c)	7,100	458,092
		1,010,438
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc. Class C	16,352	382,310
Multi-Utilities - 0.6%
Avista Corp.	11,580	416,648
Black Hills Corp.	8,558	469,834
NiSource, Inc.	32,614	908,626
		1,795,108
Water Utilities - 0.1%
Consolidated Water Co., Inc.	8,811	224,240
TOTAL UTILITIES		8,494,026
TOTAL COMMON STOCKS (Cost $303,056,796)		303,556,424

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	246,391	246,441
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	4,173,507	4,173,924
TOTAL MONEY MARKET FUNDS (Cost $4,420,365)		4,420,365

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $307,477,161)	307,976,789
NET OTHER ASSETS (LIABILITIES) - (1.3)% (f)	(4,006,405)
NET ASSETS - 100.0%	303,970,384

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	3	Jun 2024	297,840	995	995

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Level 3 security
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	Includes $58,500 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	217,417	5,965,089	5,936,059	7,449	(6)	-	246,441	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	4,432,050	22,628,148	22,886,274	17,072	-	-	4,173,924	0.0%
Total	4,649,467	28,593,237	28,822,333	24,521	(6)	-	4,420,365

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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